UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
THE USAA INCOME STOCK FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2005


[LOGO OF USAA]
   USAA(R)

                                   USAA INCOME
                                          STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                      A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2005

Table Of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Distributions to Shareholders                                           12

    Report of Independent Registered Public Accounting Firm                 13

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       25

    Financial Statements                                                    27

    Notes to Financial Statements                                           30

EXPENSE EXAMPLE                                                             44

ADVISORY AGREEMENTS                                                         46

DIRECTORS' AND OFFICERS' INFORMATION                                        57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         THESE ARE CHALLENGING MARKET CONDITIONS
                                         TO NAVIGATE, BUT REST ASSURED THAT YOUR
[PHOTO OF CHRISTOPHER W. CLAUS]            PORTFOLIO MANAGEMENT TEAM CONTINUES
                                                TO WORK HARD ON YOUR BEHALF.

                                                           "
                                                                     August 2005
--------------------------------------------------------------------------------

                 The U.S. economy remains on solid footing. In fact, it continues to grow even as oil prices rise - to more than $70 per barrel at the time of this writing. Although the economy still has a dependency on oil, it is more resilient and diversified than it was during the energy crisis of the 1970s and early 1980s.

                 A growing  economy  means that the Federal  Reserve  Board (the
                 Fed) is likely to keep raising short-term interest rates through the end of 2005. In fact, we believe the Fed has targeted 4% to 4.25%, which is good news for money market fund investors because money market fund yields increase every time the Fed raises rates.

                 When it comes to longer-term rates (which are not directly controlled by the Fed), we remain cautious - but not bearish. We do not believe that 10-year Treasury yields of 4% adequately reflect the potential risk of rising inflation. Moreover, we think the Fed is encouraging longer-term rates to rise, albeit in a controlled manner.

                 Eventually, we expect to see a pickup in inflation and a gradual increase in longer rates. To position ourselves, we have reduced the duration of our bond portfolios and are limiting their exposure to rate-sensitive sectors. Although rates are not likely to spike, investors would be well-advised to adopt a long-term perspective. As interest rates rise, so do yields. And over time, the great majority of a bond investor's total return comes from yield, not changes in bond prices.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Meanwhile, the stock market has endured even in the face of mounting oil prices and 10 rate increases by the Fed. Although it is stuck in a trading range, the stock market has been buoyed by second-quarter earnings that were generally in line with or above expectations and U.S. gross domestic product
                 (GDP) growth that has been stronger than anticipated.

                 We believe that the 2003 bull market is still intact and offers additional upside. At the same time, we recognize that equity valuations are expensive versus historical averages, which could mean that the bull market is in its later stages. When yields on longer-term bonds creep up to near 5%, the risk/reward conditions will definitely be less favorable for stocks. Investors are likely to re-think equity valuations and send stock prices lower to more appropriate levels.

                 These are challenging market conditions to navigate, but rest assured that your portfolio management team continues to work hard on your behalf. From all of us at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER
                 INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT SOUCY]          ROBERT SOUCY
                                    Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the one-year period ended July 31, 2005, the USAA Income Stock Fund had a total return of 16.81%. This compares to a 16.33% return for the Lipper Equity Income Funds Average, a 16.09% return for the Lipper Equity Income Funds Index, and a 19.04% return for the Russell 1000 Value Index.

HOW WAS THE FUND INVESTED DURING THE REPORTING PERIOD?

                 The Fund invests in three different types of companies within the large-cap value universe. The first is companies with high-quality stocks, which we define as stocks with low leverage (less than 50%), high profitability (return on equity above 10%), and stable profitability (less than 30%
                 volatility). The second we refer to as "bargain basement" companies, stocks that we believe are underappreciated and undervalued with legitimate strong franchises. The final group of companies is momentum stocks, value stocks that are advancing with the wind at their backs.

                 During the reporting period, we continued to have a bias toward high-quality stocks. Although there were definite periods during the year when higher-quality stocks outperformed, for the reporting year as a whole, the market still favored stocks that do not meet our value criteria. This detracted from performance relative to the Russell 1000 Value Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The group of stocks that had the most positive impact on performance was the group selected on the basis of momentum, especially in the second half of the reporting year. These include Exxon Mobil Corp. and Occidental Petroleum Corp., which benefited from higher oil prices, as well as Merck & Co., Inc., which has bounced back off depressed levels. We have trimmed back on Exxon Mobil Corp. given a slight weakening of momentum, but remain overweight in Merck & Co., Inc., a company with low debt, high profitability, and what we believe to be a strong product pipeline.

HOW WAS THE FUND POSITIONED ON AN INDUSTRY SECTOR BASIS?

                 We were helped by an overweight position in retail, led by Home Depot, Inc., Lowe's Companies, Inc., and Abercrombie & Fitch Co. We were underweight in banks. On the opposite side of the coin, we were hurt by our holdings in telecom as both Verizon Communications, Inc. and SBC Communications, Inc. lagged, as well as by our holdings in Ford Motor Co. and General Motors Corp.

CAN YOU DESCRIBE NEW PURCHASES THE FUND HAS MADE?

                 In August 2005, we purchased Devon Energy Corp., a well-run oil and gas provider. Also in August 2005, on the basis of momentum, we invested in Wyeth, which has recovered nicely over the past 12 months but still has plenty of room to move higher. We've also been taking profits. In addition to Exxon Mobil Corp., we reduced our exposure to ChevronTexaco Corp., Home Depot, Inc., Bed Bath & Beyond, Inc., and Harley-Davidson, Inc.

                 THE FUND SOLD OUT OF ABERCROMBIE & Fitch Co. prior to July 31, 2005.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-24.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK?

                 The consensus at GMO is that we're in a difficult market in which we have to be very careful about stock selection and not get caught up in the short-term moves of the market. In our view, only one area of the U.S. market is undervalued, and that is among high-quality stocks. Having favored these companies for some time while they have underperformed, we are maintaining our investment discipline with confidence that we are moving closer to a period of higher-quality outperformance. Our stock-selection tools are leading us to invest in companies with a strong franchise and, partially as a result of that, the market capitalization of the average company in the Fund is rising.

                 One final, important note. Your Fund's Board of Directors approved a proposal to add an additional subadviser, OFI Institutional Asset Management, Inc. (OFI Institutional), to manage a portion of your Fund's assets beginning August 1, 2005. The OFI Institutional team consists of five individuals with over 100 years of combined experience. We believe the combination of the two subadvisers -- OFI Institutional and GMO -- should increase the Fund's diversification and risk control.

WILL THERE BE ANY CHANGE IN HOW GMO MANAGES ITS PORTION OF THE FUND'S ASSETS?

                 With the addition of OFI Institutional as a subadviser of the Fund on August 1, 2005, GMO materially modified its investment techniques in managing its portion of the Fund, in part to place greater emphasis on risk control.

                 On behalf of the entire investment team, we thank you for the confidence you've placed in us. We'll work hard to continue to earn your trust.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INCOME STOCK FUND

                 [LOGO OF LIPPER LEADER]              [LOGO OF LIPPER LEADER]
                      PRESERVATION                           EXPENSE
                 ----------------------                -----------------------

                 The Fund is listed as a Lipper Leader for Preservation and Expense of 7,772 equity funds and 160 funds, respectively, within the Lipper Equity Income Funds category for the overall period ending July 31, 2005.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JULY 31, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 5,670 AND 1,897 EQUITY FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 7,772 EQUITY FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 160, 132, AND 70 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

-----------------------------------------------------------------------------
                                       7/31/05                  7/31/04
-----------------------------------------------------------------------------
Net Assets                         $2,088.5 Million        $1,807.7 Million
Net Asset Value Per Share               $17.36                  $15.31

-----------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/05
-----------------------------------------------------------------------------

1 YEAR                             5 YEARS                      10 YEARS
16.81%                              4.91%                         8.82%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                LIPPER EQUITY     LIPPER EQUITY
               RUSSELL 1000     INCOME FUNDS      INCOME FUNDS      USAA INCOME
               VALUE INDEX         AVERAGE            INDEX          STOCK FUND
               -----------      ------------      ------------      -----------
 7/31/1995     $10,000.00        $10,000.00        $10,000.00        $10,000.00
 8/31/1995      10,141.33         10,114.99         10,123.20         10,160.43
 9/30/1995      10,508.07         10,474.90         10,438.26         10,488.91
10/31/1995      10,403.73         10,387.11         10,290.52         10,276.12
11/30/1995      10,930.65         10,831.13         10,723.97         10,631.70
12/31/1995      11,205.38         11,155.71         10,988.57         10,928.65
 1/31/1996      11,554.51         11,417.61         11,239.73         11,151.83
 2/29/1996      11,641.88         11,457.59         11,321.69         11,249.47
 3/31/1996      11,839.82         11,593.06         11,463.96         11,416.69
 4/30/1996      11,885.32         11,688.21         11,569.01         11,402.57
 5/31/1996      12,033.94         11,856.25         11,740.16         11,642.48
 6/30/1996      12,043.77         11,923.22         11,757.46         11,706.94
 7/31/1996      11,588.63         11,501.65         11,372.76         11,321.23
 8/31/1996      11,920.05         11,777.82         11,629.81         11,542.65
 9/30/1996      12,393.88         12,164.24         12,057.22         11,824.45
10/31/1996      12,873.08         12,442.30         12,342.31         12,248.08
11/30/1996      13,806.56         13,090.06         13,047.46         12,852.50
12/31/1996      13,630.41         13,036.42         12,963.33         12,972.53
 1/31/1997      14,291.17         13,465.35         13,437.78         13,324.59
 2/28/1997      14,501.13         13,629.50         13,622.79         13,531.23
 3/31/1997      13,979.75         13,244.51         13,181.86         13,016.32
 4/30/1997      14,567.08         13,590.59         13,574.02         12,993.10
 5/31/1997      15,380.82         14,318.17         14,355.93         13,712.79
 6/30/1997      16,040.66         14,847.55         14,898.46         14,138.69
 7/31/1997      17,247.45         15,680.44         15,796.02         14,882.42
 8/31/1997      16,632.97         15,187.79         15,290.60         14,718.01
 9/30/1997      17,638.27         15,924.72         16,066.32         15,545.05
10/31/1997      17,145.42         15,512.20         15,594.87         15,282.69
11/30/1997      17,903.50         16,083.04         16,111.87         15,995.99
12/31/1997      18,426.12         16,499.23         16,483.62         16,473.94
 1/31/1998      18,165.38         16,439.08         16,476.34         16,204.29
 2/28/1998      19,388.31         17,225.52         17,366.24         16,819.43
 3/31/1998      20,574.17         18,075.14         18,152.51         17,629.26
 4/30/1998      20,711.77         18,038.39         18,142.85         17,323.25
 5/31/1998      20,404.68         17,780.31         17,919.35         17,323.25
 6/30/1998      20,666.16         17,924.45         18,065.06         17,493.97
 7/31/1998      20,301.44         17,479.32         17,599.84         16,859.08
 8/31/1998      17,280.24         15,594.64         15,477.09         15,177.46
 9/30/1998      18,272.07         16,480.85         16,272.84         16,084.71
10/31/1998      19,687.43         17,369.97         17,235.24         16,445.76
11/30/1998      20,604.65         18,061.41         17,964.79         17,258.12
12/31/1998      21,305.95         18,587.90         18,425.02         17,807.91
 1/31/1999      21,476.09         18,471.20         18,401.26         17,935.31
 2/28/1999      21,172.96         18,088.43         18,060.37         17,316.53
 3/31/1999      21,611.13         18,472.14         18,441.50         17,770.70
 4/30/1999      23,629.60         19,791.13         19,751.24         19,079.25
 5/31/1999      23,369.88         19,709.57         19,474.85         19,015.19
 6/30/1999      24,048.38         20,264.29         20,088.78         19,741.60
 7/31/1999      23,344.32         19,781.82         19,581.49         19,059.90
 8/31/1999      22,477.92         19,280.51         19,124.46         18,672.99
 9/30/1999      21,692.41         18,665.35         18,447.58         18,195.42
10/31/1999      22,940.97         19,436.67         19,068.82         18,802.26
11/30/1999      22,761.55         19,297.95         18,961.95         18,339.91
12/31/1999      22,871.45         19,487.27         19,196.58         18,245.98
 1/31/2000      22,125.31         18,980.92         18,468.61         17,724.08
 2/29/2000      20,481.50         17,943.28         17,428.87         16,342.59
 3/31/2000      22,980.50         19,577.94         19,041.43         18,410.93
 4/30/2000      22,713.08         19,452.00         18,897.02         18,349.05
 5/31/2000      22,952.54         19,757.01         19,182.71         18,947.27
 6/30/2000      21,903.54         19,280.84         18,769.90         18,347.03
 7/31/2000      22,177.85         19,342.53         18,878.66         18,326.24
 8/31/2000      23,411.86         20,465.70         19,985.87         19,303.36
 9/30/2000      23,626.25         20,634.55         19,941.48         19,175.21
10/31/2000      24,206.59         20,944.11         20,360.85         19,606.35
11/30/2000      23,308.08         20,261.51         19,645.15         19,185.99
12/31/2000      24,475.81         21,314.36         20,629.27         20,220.74
 1/31/2001      24,569.95         21,292.47         20,799.83         20,209.88
 2/28/2001      23,886.71         20,758.30         20,105.99         19,721.46
 3/31/2001      23,042.63         20,174.63         19,370.47         19,419.46
 4/30/2001      24,172.69         21,202.42         20,376.63         20,358.76
 5/31/2001      24,715.69         21,502.48         20,730.43         20,762.88
 6/30/2001      24,167.52         20,896.03         20,215.70         19,977.02
 7/31/2001      24,116.15         20,856.07         20,193.72         20,262.72
 8/31/2001      23,150.16         20,256.75         19,527.17         19,669.34
 9/30/2001      21,520.83         19,032.39         18,181.96         18,321.68
10/31/2001      21,335.62         19,000.28         18,275.26         18,100.40
11/30/2001      22,575.98         19,839.68         19,218.46         18,874.87
12/31/2001      23,107.71         20,203.88         19,556.16         19,376.06
 1/31/2002      22,929.67         19,976.01         19,364.29         19,191.86
 2/28/2002      22,966.48         20,091.32         19,392.77         19,260.93
 3/31/2002      24,053.03         20,854.75         20,127.69         20,090.58
 4/30/2002      23,228.12         20,203.64         19,441.79         19,407.78
 5/31/2002      23,344.57         20,158.48         19,458.50         19,558.22
 6/30/2002      22,004.19         19,010.17         18,237.58         18,352.31
 7/31/2002      19,958.70         17,460.46         16,772.96         16,620.53
 8/31/2002      20,109.40         17,588.24         16,896.93         16,539.17
 9/30/2002      17,873.47         15,835.75         15,138.32         14,658.70
10/31/2002      19,197.64         16,716.42         16,055.61         15,301.11
11/30/2002      20,407.05         17,634.24         16,976.70         16,223.85
12/31/2002      19,520.66         17,050.54         16,342.40         15,694.41
 1/31/2003      19,048.09         16,585.26         15,887.60         15,224.97
 2/28/2003      18,540.28         16,187.82         15,495.04         14,869.72
 3/31/2003      18,571.06         16,214.06         15,517.26         14,810.82
 4/30/2003      20,205.75         17,435.91         16,705.80         15,793.11
 5/31/2003      21,510.05         18,511.51         17,708.89         16,737.12
 6/30/2003      21,779.00         18,737.80         17,894.02         16,897.22
 7/31/2003      22,103.29         18,919.49         18,093.67         16,833.16
 8/31/2003      22,447.72         19,218.43         18,362.52         17,127.81
 9/30/2003      22,228.71         19,091.06         18,239.24         17,128.04
10/31/2003      23,589.07         20,045.58         19,147.85         18,234.73
11/30/2003      23,909.09         20,295.30         19,386.64         18,595.05
12/31/2003      25,382.82         21,523.18         20,562.91         19,738.01
 1/31/2004      25,829.18         21,809.63         20,882.43         20,216.27
 2/29/2004      26,382.75         22,248.50         21,277.78         20,539.42
 3/31/2004      26,151.81         22,020.80         21,036.69         20,355.20
 4/30/2004      25,512.67         21,583.89         20,683.78         19,810.31
 5/31/2004      25,772.86         21,713.46         20,816.16         19,836.26
 6/30/2004      26,381.82         22,224.26         21,292.21         20,327.09
 7/31/2004      26,010.23         21,765.43         20,840.94         19,936.44
 8/31/2004      26,380.12         21,991.85         21,053.09         20,196.87
 9/30/2004      26,789.03         22,324.43         21,356.03         20,423.51
10/31/2004      27,234.35         22,573.98         21,590.69         20,410.43
11/30/2004      28,611.28         23,613.82         22,556.62         21,496.37
12/31/2004      29,569.39         24,352.03         23,240.38         22,110.88
 1/31/2005      29,044.50         23,927.52         22,820.41         21,606.55
 2/28/2005      30,007.09         24,713.25         23,493.96         22,349.78
 3/31/2005      29,595.34         24,314.88         23,131.31         21,847.67
 4/30/2005      29,065.29         23,878.15         22,707.15         21,300.15
 5/31/2005      29,764.96         24,373.85         23,242.31         22,128.11
 6/30/2005      30,090.85         24,614.15         23,440.57         22,549.88
 7/31/2005      30,961.45         25,398.91         24,193.92         23,287.67

                                    [END CHART]

                            DATA FROM 7/31/95 THROUGH 7/31/05.

                 THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA INCOME STOCK FUND TO THE FOLLOWING
                 BENCHMARKS:

                 O THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF
                   THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

                 O THE LIPPER EQUITY INCOME FUNDS AVERAGE IS AN AVERAGE
                   PERFORMANCE LEVEL OF ALL MIXED EQUITY AND INCOME FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

                 O THE LIPPER EQUITY INCOME FUNDS INDEX TRACKS THE TOTAL RETURN
                   PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER EQUITY INCOME FUNDS CATEGORY.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% OF NET ASSETS)
-------------------------------------------

SPDR Trust Series 1                   4.0%

iShares Russell 1000 Value
   Index Fund                         3.9%

Altria Group, Inc.                    3.8%

Exxon Mobil Corp.                     3.6%

Home Depot, Inc.                      3.3%

Dell, Inc.                            2.6%

Verizon Communications, Inc.          2.6%

Bank of America Corp.                 2.2%

Washington Mutual, Inc.               2.2%

MBNA Corp.                            2.0%
-------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-24.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  SECTOR ASSET ALLOCATION
                         7/31/2005

           [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                           26.1%
Consumer Discretionary                               16.7%
Health Care                                           8.5%
Exchange-Traded Funds**                               8.0%
Consumer Staples                                      7.5%
Energy                                                7.5%
Telecommunication Services                            7.4%
Utilities                                             6.3%
Short-Term Investments*                               4.8%
Information Technology                                4.6%
Industrials                                           4.0%
Materials                                             1.4%

                        [END CHART]

                  *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                   PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 **EXCHANGE-TRADED FUNDS (ETFS) ARE BASKETS OF SECURITIES AND
                   ARE TRADED, LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFS REPRESENT MULTIPLE SECTORS.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME STOCK FUND

                 The following federal tax information related to the Fund's fiscal year ended July 31, 2005, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2006.

                 Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $37,937,000.

                 100%  of  ordinary  income  distributions   qualifies  for  the
                 dividends received deductions eligible to corporations.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $6,064,000, as a long-term capital gain distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
USAA INCOME STOCK FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Income Stock Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through July 31, 2001, were audited by other auditors whose report, dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Stock Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 14, 2005

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------

              EQUITY SECURITIES (98.0%)

              COMMON STOCKS (90.0%)

              ADVERTISING (0.0%)(g)
     9,000    Omnicom Group, Inc.                                                     $   764
                                                                                      -------
              AEROSPACE & DEFENSE (0.7%)
    12,800    Goodrich Corp.                                                              566
   152,400    Lockheed Martin Corp.                                                     9,510
    34,700    Raytheon Co.                                                              1,365
    48,800    United Technologies Corp.                                                 2,474
                                                                                      -------
                                                                                       13,915
                                                                                      -------
              AGRICULTURAL PRODUCTS (0.0%)(g)
    11,200    Corn Products International, Inc.                                           270
                                                                                      -------
              AIR FREIGHT & LOGISTICS (0.1%)
    44,600    Ryder System, Inc.                                                        1,739
                                                                                      -------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.8%)
   295,500    Jones Apparel Group, Inc.                                                 9,033
   195,700    Liz Claiborne, Inc.                                                       8,143
     6,400    V F Corp.                                                                   378
                                                                                      -------
                                                                                       17,554
                                                                                      -------
              APPAREL RETAIL (0.4%)
   375,900    TJX Companies, Inc.                                                       8,837
                                                                                      -------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    69,400    American Capital Strategies Ltd.                                          2,612
    56,400    Franklin Resources, Inc.                                                  4,558
                                                                                      -------
                                                                                        7,170
                                                                                      -------
              AUTO PARTS & EQUIPMENT (0.8%)
   169,500    ArvinMeritor, Inc.                                                        3,232
    78,200    Dana Corp.                                                                1,229
   127,600    Johnson Controls, Inc.                                                    7,329
   108,100    Lear Corp.                                                                4,624
                                                                                      -------
                                                                                       16,414
                                                                                      -------
              AUTOMOBILE MANUFACTURERS (2.5%)
 1,920,900    Ford Motor Co.                                                           20,630
   836,800    General Motors Corp.(a)                                                  30,811
                                                                                      -------
                                                                                       51,441
                                                                                      -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              BUILDING PRODUCTS (0.2%)
    82,900    Masco Corp.                                                             $ 2,811
    43,600    York International Corp.                                                  1,863
                                                                                      -------
                                                                                        4,674
                                                                                      -------
              COMMUNICATIONS EQUIPMENT (0.1%)
    35,200    Harris Corp.                                                              1,305
                                                                                      -------
              COMPUTER HARDWARE (3.0%)
 1,364,100    Dell, Inc.*                                                              55,205
   327,900    Hewlett-Packard Co.                                                       8,073
                                                                                      -------
                                                                                       63,278
                                                                                      -------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
   256,300    EMC Corp.*                                                                3,509
     2,100    Lexmark International, Inc.*                                                131
                                                                                      -------
                                                                                        3,640
                                                                                      -------
              CONSTRUCTION & ENGINEERING (0.1%)
    34,200    Fluor Corp.                                                               2,182
                                                                                      -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    95,500    Caterpillar, Inc.                                                         5,148
     2,300    Cummins, Inc.                                                               196
    35,400    PACCAR, Inc.                                                              2,557
                                                                                      -------
                                                                                        7,901
                                                                                      -------
              CONSTRUCTION MATERIALS (0.3%)
   8 9,200    Lafarge North America, Inc.                                               6,225
    12,400    Martin Marietta Materials, Inc.                                             901
                                                                                      -------
                                                                                        7,126
                                                                                      -------
              CONSUMER FINANCE (2.2%)
 1,699,600    MBNA Corp.                                                               42,762
   185,300    Providian Financial Corp.*                                                3,502
                                                                                      -------
                                                                                       46,264
                                                                                      -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    37,900    Affiliated Computer Services, Inc. "A"*                                   1,894
   229,300    Electronic Data Systems Corp.                                             4,716
   292,000    First Data Corp.                                                         12,013
    75,300    SABRE Holdings Corp. "A"                                                  1,446
                                                                                      -------
                                                                                       20,069
                                                                                      -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              DEPARTMENT STORES (0.1%)
       600    J.C. Penney Co., Inc.                                                   $    34
    10,600    Neiman Marcus Group, Inc. "A"                                             1,044
                                                                                      -------
                                                                                        1,078
                                                                                      -------
              DISTRIBUTORS (0.1%)
    51,500    Genuine Parts Co.                                                         2,358
                                                                                      -------
              DIVERSIFIED BANKS (3.2%)
 1,039,750    Bank of America Corp.                                                    45,333
   288,000    Comerica, Inc.                                                           17,597
    52,200    U.S. Bancorp                                                              1,569
    60,100    Wachovia Corp.                                                            3,028
                                                                                      -------
                                                                                       67,527
                                                                                      -------
              DIVERSIFIED CHEMICALS (0.5%)
   168,000    Dow Chemical Co.                                                          8,055
    47,100    PPG Industries, Inc.                                                      3,063
                                                                                      -------
                                                                                       11,118
                                                                                      -------
              DIVERSIFIED METALS & MINING (0.1%)
    40,700    Southern Peru Copper Corp.(a)                                             2,084
                                                                                      -------

              DRUG RETAIL (0.3%)
   111,200    Walgreen Co.                                                              5,322
                                                                                      -------
              ELECTRIC UTILITIES (5.0%)
    22,500    Alliant Energy Corp.                                                        655
   524,400    American Electric Power Co., Inc.                                        20,294
   481,700    CenterPoint Energy, Inc.                                                  6,619
    70,300    Consolidated Edison, Inc.                                                 3,386
   142,900    DTE Energy Co.                                                            6,716
   136,400    Duquesne Light Holdings, Inc.                                             2,646
    78,500    Edison International                                                      3,209
    84,700    Entergy Corp.                                                             6,602
   200,100    Exelon Corp.                                                             10,709
    63,600    FirstEnergy Corp.                                                         3,166
   147,100    FPL Group, Inc.                                                           6,343
    74,600    Great Plains Energy, Inc.                                                 2,421
    50,400    PG&E Corp.                                                                1,897
    10,000    Pinnacle West Capital Corp.                                                 458
    50,200    PPL Corp.                                                                 3,091
   211,000    Progress Energy, Inc.                                                     9,413

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
   209,300    Southern Co.                                                           $  7,323
   396,900    Teco Energy, Inc.(a)                                                      7,525
   129,000    XCEL Energy, Inc.                                                         2,504
                                                                                     --------
                                                                                      104,977
                                                                                     --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    93,400    Rockwell Automation, Inc.                                                 4,811
                                                                                     --------
              FOOD RETAIL (1.8%)
   758,700    Albertson's, Inc.(a)                                                     16,168
   126,900    Kroger Co.*                                                               2,519
   602,500    Safeway, Inc.                                                            14,641
   116,500    SUPERVALU, Inc.                                                           4,124
                                                                                     --------
                                                                                       37,452
                                                                                     --------
              GAS UTILITIES (0.1%)
    67,100    NiSource, Inc.                                                            1,630
                                                                                     --------
              GENERAL MERCHANDISE STORES (0.4%)
    48,700    Dollar General Corp.(a)                                                     990
   115,700    Dollar Tree Stores, Inc.*                                                 2,891
    91,800    Target Corp.                                                              5,393
                                                                                     --------
                                                                                        9,274
                                                                                     --------
              HEALTH CARE DISTRIBUTORS (1.0%)
   155,800    AmerisourceBergen Corp.                                                  11,185
   229,700    McKesson Corp.                                                           10,336
                                                                                     --------
                                                                                       21,521
                                                                                     --------
              HEALTH CARE FACILITIES (0.1%)
   114,000    Tenet Healthcare Corp.*                                                   1,384
                                                                                     --------
              HEALTH CARE SERVICES (0.2%)
    56,900    Lincare Holdings, Inc.*                                                   2,296
    26,100    Medco Health Solutions, Inc.*                                             1,264
                                                                                     --------
                                                                                        3,560
                                                                                     --------
              HOME FURNISHINGS (0.4%)
    90,500    Mohawk Industries, Inc.*                                                  7,948
                                                                                     --------
              HOME IMPROVEMENT RETAIL (4.6%)
 1,605,900    Home Depot, Inc.                                                         69,873
   409,700    Lowe's Companies, Inc.                                                   27,130
                                                                                     --------
                                                                                       97,003
                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              HOMEBUILDING (2.5%)
    56,700    Beazer Homes USA, Inc.                                                  $ 3,710
    64,500    Centex Corp.                                                              4,772
   160,766    D.R. Horton, Inc.(a)                                                      6,604
   151,200    KB Home                                                                  12,385
    53,100    Lennar Corp. "A"                                                          3,572
    48,763    M.D.C. Holdings, Inc.                                                     4,165
    23,900    Pulte Homes, Inc.                                                         2,238
    91,100    Ryland Group, Inc.(a)                                                     7,361
    40,700    Standard Pacific Corp.                                                    3,882
    45,000    Toll Brothers, Inc.*                                                      2,494
                                                                                      -------
                                                                                       51,183
                                                                                      -------
              HOMEFURNISHING RETAIL (0.3%)
   145,700    Bed Bath & Beyond, Inc.*                                                  6,688
                                                                                      -------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
    15,400    Marriott International, Inc. "A"                                          1,055
    40,100    Starwood Hotels & Resorts Worldwide, Inc.                                 2,539
                                                                                      -------
                                                                                        3,594
                                                                                      -------
              HOUSEHOLD APPLIANCES (1.0%)
   329,700    Maytag Corp.                                                              5,562
   200,100    Whirlpool Corp.                                                          16,004
                                                                                      -------
                                                                                       21,566
                                                                                      -------
              HOUSEWARES & SPECIALTIES (0.1%)
    62,200    Newell Rubbermaid, Inc.                                                   1,547
                                                                                      -------
              HYPERMARKETS & SUPER CENTERS (0.4%)
     6,000    BJ's Wholesale Club, Inc.*                                                  191
   149,400    Wal-Mart Stores, Inc.                                                     7,373
                                                                                      -------
                                                                                        7,564
                                                                                      -------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    50,200    Constellation Energy Group, Inc.                                          3,022
   340,100    Duke Energy Corp.(a)                                                     10,047
                                                                                      -------
                                                                                       13,069
                                                                                      -------
              INDUSTRIAL CONGLOMERATES (1.2%)
   569,100    General Electric Co.                                                     19,634
    59,700    Textron, Inc.                                                             4,428
                                                                                      -------
                                                                                       24,062
                                                                                      -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              INDUSTRIAL GASES (0.2%)
    54,000    Air Products & Chemicals, Inc.                                         $  3,227
     7,300    Praxair, Inc.                                                               361
                                                                                     --------
                                                                                        3,588
                                                                                     --------
              INDUSTRIAL MACHINERY (0.4%)
   152,900    SPX Corp.                                                                 7,474
                                                                                     --------
              INSURANCE BROKERS (0.2%)
   185,200    Aon Corp.                                                                 4,711
                                                                                     --------
              INTEGRATED OIL & GAS (5.2%)
     9,200    Amerada Hess Corp.                                                        1,084
   205,600    ChevronTexaco Corp.                                                      11,927
    89,100    ConocoPhillips                                                            5,577
 1,295,200    Exxon Mobil Corp.                                                        76,093
    35,400    Murphy Oil Corp.                                                          1,877
   153,400    Occidental Petroleum Corp.                                               12,622
                                                                                     --------
                                                                                      109,180
                                                                                     --------
              INTEGRATED TELECOMMUNICATION SERVICES (7.4%)
    33,700    Alltel Corp.                                                              2,241
 1,474,900    AT&T Corp.                                                               29,203
 1,111,300    BellSouth Corp.                                                          30,672
 1,522,700    SBC Communications, Inc.                                                 37,230
 1,611,900    Verizon Communications, Inc.                                             55,175
                                                                                     --------
                                                                                      154,521
                                                                                     --------
              INVESTMENT BANKING & BROKERAGE (0.5%)
    20,200    A.G. Edwards, Inc.                                                          895
    35,000    Bear Stearns Companies, Inc.                                              3,574
    14,100    Goldman Sachs Group, Inc.                                                 1,515
    19,200    Lehman Brothers Holdings, Inc.                                            2,019
    49,600    Morgan Stanley                                                            2,631
                                                                                     --------
                                                                                       10,634
                                                                                     --------
              LIFE & HEALTH INSURANCE (3.3%)
   202,100    AFLAC, Inc.                                                               9,115
    55,600    AmerUs Group Co.(a)                                                       2,868
   115,600    Jefferson-Pilot Corp.                                                     5,800
   263,900    Lincoln National Corp.                                                   12,746
    76,500    Nationwide Financial Services, Inc. "A"                                   3,028
   120,900    Protective Life Corp.                                                     5,266

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
    11,800    StanCorp Financial Group, Inc.                                         $  1,019
   222,300    Torchmark, Corp.                                                         11,620
   886,600    UnumProvident Corp.(a)                                                   16,978
                                                                                     --------
                                                                                       68,440
                                                                                     --------
              MANAGED HEALTH CARE (2.8%)
    97,700    Aetna, Inc.                                                               7,562
   201,600    CIGNA Corp.                                                              21,521
   133,200    Health Net, Inc.*                                                         5,168
    36,000    Humana, Inc.*                                                             1,435
   421,300    UnitedHealth Group, Inc.                                                 22,034
    11,900    WellChoice, Inc.*                                                           785
                                                                                     --------
                                                                                       58,505
                                                                                     --------
              METAL & GLASS CONTAINERS (0.1%)
    42,400    Owens-Illinois, Inc.*                                                     1,088
                                                                                     --------
              MOTORCYCLE MANUFACTURERS (0.4%)
   153,800    Harley-Davidson, Inc.(a)                                                  8,181
                                                                                     --------
              MULTI-LINE INSURANCE (1.1%)
    48,100    American Financial Group, Inc.                                            1,628
    39,600    American International Group, Inc.                                        2,384
    53,200    Hartford Financial Services Group, Inc.                                   4,286
   168,300    Loews Corp.                                                              14,075
                                                                                     --------
                                                                                       22,373
                                                                                     --------
              MULTI-UTILITIES (0.6%)
   131,000    Public Service Enterprise Group, Inc.                                     8,423
    23,800    Puget Energy, Inc.                                                          557
    76,900    Sempra Energy                                                             3,268
                                                                                     --------
                                                                                       12,248
                                                                                     --------
              OIL & GAS DRILLING (0.1%)
    23,300    Helmerich & Payne, Inc.                                                   1,331
                                                                                     --------

              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    17,600    Anadarko Petroleum Corp.                                                  1,555
   124,200    Burlington Resources, Inc.                                                7,962
    81,900    EOG Resources, Inc.                                                       5,004
    70,500    Unocal Corp.                                                              4,572
                                                                                     --------
                                                                                       19,093
                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.9%)
   219,200    Valero Energy Corp.                                                     $18,145
                                                                                      -------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   597,900    El Paso Corp.(a)                                                          7,175
    17,700    Kinder Morgan, Inc.                                                       1,573
                                                                                      -------
                                                                                        8,748
                                                                                      -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
   613,600    Citigroup, Inc.                                                          26,691
   558,900    J.P. Morgan Chase & Co.                                                  19,640
                                                                                      -------
                                                                                       46,331
                                                                                      -------
              PACKAGED FOODS & MEAT (1.0%)
   675,300    Sara Lee Corp.                                                           13,459
   398,400    Tyson Foods, Inc. "A"                                                     7,426
                                                                                      -------
                                                                                       20,885
                                                                                      -------
              PAPER PACKAGING (0.0%)(g)
    10,800    Sonoco Products Co.                                                         300
                                                                                      -------
              PHARMACEUTICALS (4.4%)
   650,400    Bristol-Myers Squibb Co.                                                 16,247
    68,300    King Pharmaceuticals, Inc.*                                                 762
 1,070,700    Merck & Co., Inc.                                                        33,256
 1,607,900    Pfizer, Inc.                                                             42,609
                                                                                      -------
                                                                                       92,874
                                                                                      -------
              PHOTOGRAPHIC PRODUCTS (0.8%)
   587,100    Eastman Kodak Co.(a)                                                     15,699
                                                                                      -------
              PROPERTY & CASUALTY INSURANCE (2.5%)
   157,200    Ambac Financial Group, Inc.                                              11,293
    19,700    Chubb Corp.                                                               1,750
    61,700    Commerce Group, Inc.                                                      3,847
   433,480    Fidelity National Financial, Inc.                                        17,079
   255,900    First American Corp.                                                     11,247
   302,100    Old Republic International Corp.                                          7,933
                                                                                      -------
                                                                                       53,149
                                                                                      -------
              PUBLISHING (0.2%)
    65,400    Gannett Co., Inc.                                                         4,772
                                                                                      -------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              RAILROADS (0.4%)
   143,600    Burlington Northern Santa Fe Corp.                                      $ 7,790
    19,800    Union Pacific Corp.                                                       1,392
                                                                                      -------
                                                                                        9,182
                                                                                      -------
              REAL ESTATE INVESTMENT TRUSTS (1.2%)
   532,700    Annaly Mortgage Management, Inc.(a)                                       8,497
    37,500    Apartment Investment and Management Co. "A"                               1,650
    58,100    Archstone-Smith Trust                                                     2,469
    10,600    Arden Realty Group, Inc.                                                    423
    38,600    AvalonBay Communities, Inc.                                               3,380
    55,900    Equity Office Properties Trust                                            1,982
    29,900    Equity Residential Properties Trust                                       1,208
    30,400    iStar Financial, Inc.                                                     1,301
    26,500    Plum Creek Timber Co., Inc.                                               1,003
    15,900    Public Storage, Inc.                                                      1,061
    17,300    Regency Centers Corp.                                                     1,067
    67,000    Thornburg Mortgage, Inc.(a)                                               1,989
                                                                                      -------
                                                                                       26,030
                                                                                      -------
              REGIONAL BANKS (3.5%)
    75,200    AmSouth Bancorp                                                           2,099
   338,600    BB&T Corp.                                                               14,160
    92,700    Colonial Bancgroup, Inc.                                                  2,157
    40,100    Compass Bancshares, Inc.                                                  1,933
   133,500    First Horizon National Corp.                                              5,445
    69,900    Firstmerit Corp.                                                          1,978
    45,900    Greater Bay Bancorp                                                       1,204
   184,400    KeyCorp                                                                   6,314
   680,346    National City Corp.                                                      25,112
    81,600    PNC Financial Services Group, Inc.                                        4,473
   118,829    Regions Financial Corp.                                                   3,997
    47,300    SunTrust Banks, Inc.                                                      3,440
    18,300    Zions Bancorp                                                             1,308
                                                                                      -------
                                                                                       73,620
                                                                                      -------
              RESTAURANTS (1.1%)
   154,750    Applebee's International, Inc.                                            4,102
   117,100    Brinker International, Inc.*                                              4,789
    28,200    CBRL Group, Inc.                                                          1,105
    24,800    Darden Restaurants, Inc.                                                    860
   174,100    McDonald's Corp.                                                          5,427

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
   137,800    Outback Steakhouse, Inc.                                             $    6,419
                                                                                   ----------
                                                                                       22,702
                                                                                   ----------
              SPECIALTY STORES (0.0%)(g)
    88,000    Blockbuster, Inc. "A"(a)                                                    763
                                                                                   ----------
              STEEL (0.2%)
    47,600    Nucor Corp.                                                               2,639
     3,200    Steel Dynamics, Inc.                                                        103
    79,900    Worthington Industries, Inc.                                              1,413
                                                                                   ----------
                                                                                        4,155
                                                                                   ----------
              TECHNOLOGY DISTRIBUTORS (0.3%)
   157,700    Ingram Micro, Inc. "A"*                                                   2,940
    97,500    Tech Data Corp.*                                                          3,781
                                                                                   ----------
                                                                                        6,721
                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (5.9%)
   129,150    Astoria Financial Corp.                                                   3,608
     8,700    Downey Financial Corp.                                                      674
   605,300    Fannie Mae(c)                                                            33,812
   183,600    Flagstar Bancorp, Inc.                                                    3,384
   225,200    Freddie Mac(c)                                                           14,251
   147,700    MGIC Investment Corp.                                                    10,129
    93,750    People's Bank                                                             2,936
    97,500    PMI Group, Inc.                                                           3,993
    88,700    Radian Group, Inc.                                                        4,575
    51,788    Washington Federal, Inc.                                                  1,205
 1,063,900    Washington Mutual, Inc.(a)                                               45,194
                                                                                   ----------
                                                                                      123,761
                                                                                   ----------
              TOBACCO (4.0%)
 1,192,400    Altria Group, Inc.                                                       79,843
    35,500    Reynolds American, Inc.                                                   2,958
                                                                                   ----------
                                                                                       82,801
                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
    37,900    GATX Corp.                                                                1,432
    36,500    W.W. Grainger, Inc.                                                       2,275
                                                                                   ----------
                                                                                        3,707
                                                                                   ----------
              TRUCKING (0.1%)
    40,100    CNF Transportation, Inc.                                                  2,069
                                                                                   ----------
              Total common stocks (cost: $1,627,781)                                1,880,644
                                                                                   ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (8.0%)

  1,200,000   iShares Russell 1000 Value Index Fund                                $   82,440
    679,000   SPDR Trust Series 1                                                      84,020
                                                                                   ----------
              Total exchange-traded funds (cost: $166,322)                            166,460
                                                                                   ----------
              Total equity securities (cost: $1,794,103)                            2,047,104
                                                                                   ----------

              MONEY MARKET INSTRUMENTS (1.7%)

              MONEY MARKET FUNDS
 35,675,910   SSgA Prime Money Market Fund, 3.18%(b) (cost: $35,676)                   35,676
                                                                                   ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (3.1%)

              MONEY MARKET FUNDS (0.1%)
  1,636,447   AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.25%(b)           1,636
     27,309   Merrill Lynch Premier Institutional Fund, 3.20%(b)                           27
                                                                                   ----------
                                                                                        1,663
                                                                                   ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              COMMERCIAL PAPER (1.1%)
    $12,000   Blue Spice LLC, 3.37%(f), 8/01/2005                                      12,000
     10,000   Goldman Sachs Group, Inc.(d), 3.34%(e), 5/25/2006                        10,000
                                                                                   ----------
                                                                                       22,000
                                                                                   ----------
              CORPORATE BONDS (1.9%)
     20,000   Wells Fargo & Co., 3.52%(e), 12/16/2005                                  20,017
     20,000   White Pine Finance LLC(d), 3.32%(e), 6/12/2006                           20,005
                                                                                   ----------
                                                                                       40,022
                                                                                   ----------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $63,676)                                63,685
                                                                                   ----------

              TOTAL INVESTMENTS (cost: $1,893,455)                                 $2,146,465
                                                                                   ==========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ISHARES -  exchange-traded  funds,  managed  by  Barclays  Global  Fund
         Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

         SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2005.

         (b) Rate represents the money market fund annualized seven-day yield at July 31, 2005.

         (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity

26

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

             guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2005.

         (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (g) Represents less than 0.1% of net assets.

          * Non-income-producing security for the year ended July 31, 2005. As of July 31, 2005, 97.4% of the Fund's net assets was invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JULY 31, 2005

ASSETS
   Investments in securities, at market value (including securities
      on loan of $63,596) (identified cost of $1,893,455)                        $2,146,465
   Cash                                                                                   2
   Receivables:
      Capital shares sold                                                               664
      USAA Transfer Agency Company (Note 7D)                                              8
      Dividends and interest                                                          4,962
      Securities sold                                                               168,573
      Other                                                                             155
                                                                                 ----------
         Total assets                                                             2,320,829
                                                                                 ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                               63,678
      Securities purchased                                                          166,341
      Capital shares redeemed                                                         1,303
      Dividends payable on capital shares                                                23
   Accrued management fees                                                              820
   Accrued transfer agent's fees                                                         21
   Other accrued expenses and payables                                                  108
                                                                                 ----------
         Total liabilities                                                          232,294
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,088,535
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $1,687,849
   Accumulated undistributed net investment income                                    3,692
   Accumulated net realized gain on investments                                     143,984
   Net unrealized appreciation of investments                                       253,010
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,088,535
                                                                                 ==========
   Capital shares outstanding                                                       120,325
                                                                                 ==========
   Authorized shares of $.01 par value                                              250,000
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $    17.36
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME
   Dividends                                                                       $ 52,277
   Interest                                                                             672
   Securities lending (net)                                                             991
                                                                                   --------
      Total income                                                                   53,940
                                                                                   --------
EXPENSES
   Management fees                                                                    9,036
   Administration and servicing fees                                                  2,913
   Transfer agent's fees                                                              2,443
   Custody and accounting fees                                                          313
   Postage                                                                              269
   Shareholder reporting fees                                                            68
   Directors' fees                                                                        7
   Registration fees                                                                     56
   Professional fees                                                                     75
   Other                                                                                 46
                                                                                   --------
      Total expenses                                                                 15,226
   Expenses paid indirectly                                                             (13)
                                                                                   --------
      Net expenses                                                                   15,213
                                                                                   --------
NET INVESTMENT INCOME                                                                38,727
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                                                 186,990
   Change in net unrealized appreciation/depreciation                                75,645
                                                                                   --------
         Net realized and unrealized gain                                           262,635
                                                                                   --------
    Increase in net assets resulting from operations                               $301,362
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
YEARS ENDED JULY 31,

                                                                  2005              2004
                                                            ----------------------------
FROM OPERATIONS
   Net investment income                                    $   38,727        $   28,749
   Net realized gain on investments                            186,990           103,530
   Net realized loss on foreign currency transactions                -               (12)
   Change in net unrealized appreciation/depreciation of:
      Investments                                               75,645           147,860
      Foreign currency translations                                  -                 1
                                                            ----------------------------
         Increase in net assets resulting from operations      301,362           280,128
                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                       (37,937)          (28,324)
   Net realized gains                                          (20,188)                -
                                                            ----------------------------
      Distributions to shareholders                            (58,125)          (28,324)
                                                            ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   216,237           204,455
   Shares issued for dividends reinvested                       53,871            25,766
   Cost of shares redeemed                                    (232,498)         (195,046)
                                                            ----------------------------
      Increase in net assets from capital
         share transactions                                     37,610            35,175
                                                            ----------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7D)                                              8                 -
                                                            ----------------------------
Net increase in net assets                                     280,855           286,979

NET ASSETS

   Beginning of period                                       1,807,680         1,520,701
                                                            ----------------------------
   End of period                                            $2,088,535        $1,807,680
                                                            ============================
Accumulated undistributed net investment income:
   End of period                                            $    3,692        $    2,902
                                                            ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  13,268            13,673
   Shares issued for dividends reinvested                        3,285             1,737
   Shares redeemed                                             (14,264)          (13,140)
                                                            ----------------------------
      Increase in shares outstanding                             2,289             2,270
                                                            ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JULY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                   (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                   between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                   generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                6. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government- sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2005, the Fund did not invest in any repurchase agreements.

             E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $13,000.

             G. INDEMNIFICATIONS - Under the Company's organizational
                documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2005, the Fund paid CAPCO facility fees of $5,000, which represents 6.5% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended July 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $6,064,000. This includes the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2005, and 2004, was as follows:

                                               2005                  2004
                                           ---------------------------------
Ordinary income*                           $37,937,000           $28,324,000
Long-term realized capital gains            20,188,000                     -

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $ 24,598,000
Undistributed long-term capital gains                                 136,121,000
Unrealized appreciation                                               239,990,000

         The difference between book-basis and tax-basis appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2005, the Fund utilized capital loss carryovers of $14,645,000 to offset capital gains.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2005, were $1,403,783,000 and $1,391,279,000, respectively.

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         The cost of securities, including short-term securities, at July 31, 2005, for federal income tax purposes, was $1,906,475,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2005, for federal income tax purposes, were $265,923,000 and $25,933,000, respectively, resulting in net unrealized appreciation of $239,990,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of July 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2005, the Fund received securities-lending income of $991,000, which is net of the 20% income retained by MetWest. As of July 31, 2005, the Fund loaned securities having a fair market value of approximately $63,596,000 and received cash collateral of $63,678,000 for the loans. Of this amount, $63,676,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $2,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT  FEES - The  Manager provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended July 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $9,036,000, which is net of a performance adjustment of $(673,000) that decreased the base management fee of 0.50% by 0.03%.

             B. SUBADVISORY  ARRANGEMENT  -  The  Manager  has  entered into  an investment subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), under which GMO directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO a subadvisory fee in the annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages. For the year ended July 31, 2005, the Manager incurred subadvisory fees, paid or payable to GMO, of $3,494,000.

                Effective August 1, 2005, in addition to the investment subadvisory agreement with GMO, the Manager will enter into an investment subadvisory agreement with OFI Institutional Asset Management, Inc. (OFI Institutional), under which OFI Institutional will direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) will pay OFI Institutional a subadvisory fee in the annual amount of 0.085% of the Fund's average daily net assets for the first $500 million in assets that OFI Institutional manages and 0.075% of the Fund's average daily net assets in excess of $500 million that OFI Institutional manages.

             C. ADMINISTRATION  AND  SERVICING  FEES  -  The   Manager  provides
                certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

                daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,913,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2005, the Fund reimbursed the Manager $42,000 for these legal and tax services.

             D. TRANSFER AGENT'S  FEES - USAA  Transfer  Agency  Company,  d/b/a
                USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,443,000. In addition, the Fund recorded a receivable from SAS of $8,000 at July 31, 2005, for adjustments related to corrections to shareholder transactions.

             E. UNDERWRITING  SERVICES  -  The  Manager  provides  exclusive
                underwriting   and  distribution  of  the  Fund's  shares  on  a
                continuing   best-efforts   basis.   The  Manager   receives  no
                commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED JULY 31,
                                                  -------------------------------------------------------------------
                                                        2005          2004          2003           2002          2001
                                                  -------------------------------------------------------------------
Net asset value at beginning of period            $    15.31    $    13.14    $    14.30     $    18.44    $    17.63
                                                  -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                 .32           .25           .27            .36           .48
   Net realized and unrealized gain (loss)              2.22          2.16          (.17)         (3.57)         1.33
                                                  -------------------------------------------------------------------
Total from investment operations                        2.54          2.41           .10          (3.21)         1.81
                                                  -------------------------------------------------------------------
Less distributions:
   From net investment income                           (.32)         (.24)         (.26)          (.37)         (.49)
   From realized capital gains                          (.17)            -         (1.00)          (.56)         (.51)
                                                  -------------------------------------------------------------------
Total distributions                                     (.49)         (.24)        (1.26)          (.93)        (1.00)
                                                  -------------------------------------------------------------------
Net asset value at end of period                  $    17.36    $    15.31    $    13.14     $    14.30    $    18.44
                                                  ===================================================================
Total return (%)*                                      16.81         18.44          1.28         (17.97)        10.57
Net assets at end of period (000)                 $2,088,535    $1,807,680    $1,520,701     $1,575,460    $1,978,886
Ratio of expenses to average net assets (%)**(a)         .78           .79           .81            .82           .67
Ratio of net investment income to average
   net assets (%)**                                     1.99          1.66          2.10           2.14          2.57
Portfolio turnover (%)                                 72.80         54.35        141.55          93.98         17.65

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2005, average net assets were $1,943,119,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                       (.00%)+       (.00%)+       (.01%)+        (.00%)+       (.00%)+
    + Represents less than 0.01% of average net assets.

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2005, through July 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING             ENDING              DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        FEBRUARY 1, 2005 -
                                   FEBRUARY 1, 2005       JULY 31, 2005         JULY 31, 2005
                                   -------------------------------------------------------------
Actual                                 $1,000.00            $1,077.80               $4.04
Hypothetical
   (5% return before expenses)          1,000.00             1,020.90                3.93

         *Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/ 365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.78% for the six-month period of February 1, 2005, through July 31, 2005.

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2005

APRIL BOARD MEETING
--------------------------------------------------------------------------------

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among

 A D V I S O R Y
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                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees'
         consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain types of information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund

48

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                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         accounting,   marketing  services,  assistance  in  meeting  legal  and
         regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based

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                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Directors also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2004, and was below the average of its

50

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                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         performance universe and equal to its Lipper index for the five-year period ended December 31, 2004. The Board in particular took into account management's discussion of its plans to address the Fund's performance. The Directors also noted management's discussion of the investment strategies of the Fund and the investment category in which the Fund was placed for the third-party report. The Directors concluded that appropriate action is being taken to address the Fund's performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the
         Directors noted that the Manager pays the subadvisory fees. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted

 A D V I S O R Y
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                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         that the Fund's contractual management fees are slightly higher than the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party and noted that the Fund's actual management fee is below the median of its peer group and its expense universe. The Board also considered that the Manager pays the subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (iv) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Subadvisory

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         Agreement. In approving the Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Directors also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreement were paid by the Manager. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2004, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; and (iii) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

JUNE BOARD MEETING
--------------------------------------------------------------------------------

         The Fund's Board recently approved OFI Institutional Asset Management, Inc. (OFI Institutional) as an additional subadviser of the Fund. OFI Institutional will begin managing a portion of the Fund on August 1, 2005.

         At a meeting of the Board held on June 28, 2005, the Board, including the Independent Directors, approved the adoption of the Subadvisory Agreement with OFI Institutional. In advance of the meeting, the Directors received and considered a variety of information relating to the Subadvisory Agreement and OFI Institutional, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) materials about OFI Institutional's experience and success in managing similar accounts; (ii) the qualifications of the individuals at OFI Institutional responsible for these investment activities; (iii) OFI Institutional's investment performance in similar accounts as correlated against the Lipper Equity Income Funds Index and the Russell 1000 Value Index, two relevant benchmarks for the Fund;
         (iv) the fees to be paid to OFI Institutional; and (v) the complementary nature of the investment strategies of OFI Institutional with the existing subadviser, GMO. Prior to voting, the Independent Directors reviewed the proposed Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed Subadvisory Agreement. The Independent Directors also reviewed the proposed Subadvisory Agreement in private sessions with their counsel at which no representatives of management were present.

         In approving the Fund's Subadvisory Agreement with OFI Institutional, the Board considered various factors, among them: (i) the nature, extent, and quality of services to be provided to the Fund by OFI Institutional, including the personnel that will be providing services;

 A D V I S O R Y
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                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         (ii) OFI Institutional's compensation and any other benefits that will be derived from the subadvisory relationship by OFI Institutional;
         (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Directors, voted to approve the Subadvisory Agreement with OFI Institutional. In approving the Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services to be provided by OFI Institutional. The Board considered OFI Institutional's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who will be responsible for managing the investment of portfolio securities with respect to the Fund and OFI Institutional's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Directors also noted OFI Institutional's brokerage practices. The Board also considered OFI Institutional's regulatory and compliance history. The Board noted that the Manager's monitoring processes of OFI Institutional will include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to OFI Institutional.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of OFI Institutional. In considering the cost of

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2005

         services to be provided by OFI Institutional and the profitability to OFI Institutional of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreement will be paid by the Manager. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by OFI Institutional, OFI Institutional's anticipated profitability with respect to the Fund, and the potential economies of scale in OFI Institutional's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY  FEES  AND  FUND   PERFORMANCE.   The  Board  compared  the
         subadvisory fees for the Fund with the fees that OFI Institutional charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager will pay a subadvisory fee to OFI Institutional. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of OFI Institutional. The Board also noted OFI Institutional's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) OFI Institutional is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) OFI Institutional maintains an appropriate compliance program; (iii) OFI Institutional's performance in managing accounts similar to the Fund is reasonable in relation to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and OFI Institutional. Based on the Board's conclusions, the Directors determined that approval of the Subadvisory Agreement with OFI Institutional would be in the interests of the Fund and its shareholders.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992 (+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life
         Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services (FPS) General Counsel, USAA (10/03-present); Senior Vice President,
         Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President,
         Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer positions of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

64

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23421-0905                                  (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2005 and 2004 were $249,300 and $240,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by USAA Transfer Agency Company (dba USAA Shareholder Account Services (SAS)), the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2005     $ 56,100             $ 17,249             $      0    $ 73,349
FYE 7/31/2004     $ 54,200             $ 12,600             $  1,547    $ 68,347
--------------------------------------------------------------------------------
  Total           $110,300             $ 29,849             $  1,547    $141,696
================================================================================

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2005 and 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2005 and 2004 were $116,349 and $105,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-21-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-26-2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    09-26-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.